ADARA SMALLER COMPANIES FUND
PORTFOLIO OF INVESTMENTS
May 31, 2022 (UNAUDITED)

	Number
	of Shares	Value
COMMON STOCKS - 94.0%
Aerospace/Defense — 1.1%
AAR Corp.*	50,400	$2,430,288
Aerovironment, Inc.*	1,433	131,779
Curtiss-Wright Corp.	2,004	284,528
Hexcel Corp.	9,947	571,455
Mercury Systems, Inc.*	2,290	136,965
Moog, Inc., Class A	1,762	143,409
National Presto Industries, Inc.	728	49,206
Park Aerospace Corp.	54,991	669,790
Triumph Group, Inc.*	25,714	393,424
		4,810,844
Agriculture — 0.9%
Alico, Inc.	56,950	2,401,582
Darling Ingredients, Inc.*	8,943	716,066
Fresh Del Monte Produce, Inc.	1,997	51,003
Universal Corp.	6,059	385,837
Vector Group Ltd.	9,371	115,357
		3,669,845
Airlines — 0.1%
Allegiant Travel Co.*	1,960	292,922
SkyWest, Inc.*	8,137	219,374
		512,296
Apparel — 0.6%
Capri Holdings, Ltd.*	5,836	284,447
Crocs, Inc.*	5,776	322,070
Kontoor Brands, Inc.	4,168	167,012
Lakeland Industries, Inc.*	95,490	1,699,722
Skechers U.S.A., Inc., Class A*	3,666	144,440
		2,617,691
Auto Parts & Equipment — 1.0%
Cooper-Standard Holdings, Inc.*	115,560	649,447
Dorman Products, Inc.*	1,452	146,725
Fox Factory Holding Corp.*	5,124	420,270
Gentherm, Inc.*	3,355	231,294
Meritor, Inc.*	2,172	78,561
Methode Electronics, Inc.	2,370	106,769
Motorcar Parts of America, Inc.*	25,490	378,017
Shyft Group Inc., (The)	31,933	708,593
Standard Motor Products, Inc.	2,807	112,140
Titan International, Inc.*	57,548	1,047,949
Unique Fabricating, Inc.*	213,010	302,474
		4,182,239
Banks — 9.5%
Allegiance Bancshares, Inc.	1,446	58,201
Ameris Bancorp	2,245	102,350
Banner Corp.	1,733	100,705
Cadence Bank	22,282	595,598
Capital Bancorp, Inc.	61,190	1,434,294
CBTX, Inc.	1,917	54,481
Central Pacific Financial Corp.	3,784	91,346
City Holding Co.	4,208	345,435
Civista Bancshares, Inc.	56,490	1,206,061
Colony Bankcorp, Inc.	68,887	1,164,190
Community Bank System, Inc.	1,997	131,802
Community Trust Bancorp, Inc.	519	21,824
Customers Bancorp, Inc.*	13,377	552,470
CVB Financial Corp.	8,715	215,958
Dime Community Bancshares, Inc.	2,193	68,948
Eagle Bancorp, Inc.	2,728	135,200
Esquire Financial Holdings, Inc.	86,645	3,308,106
Farmers National Bancorp	112,030	1,739,826
First BanCorp	43,346	647,156
First Business Financial Services, Inc.	75,729	2,605,078
First Commonwealth Financial Corp.	18,699	261,973
First Financial Bancorp	24,036	504,275
First Financial Bankshares, Inc.	13,162	542,801
First Financial Corp, Inc.	80	3,598
First Hawaiian, Inc.	13,502	345,786
First Interstate BancSystem, Inc., Class A	2,950	112,306
First Merchants Corp.	10,491	431,810
First Northwest Bancorp	71,190	1,226,604
Flagstar Bancorp, Inc.	2,203	84,882
Glacier Bancorp, Inc.	11,907	576,418
Heritage Financial Corp.	5,441	142,010
HomeStreet, Inc.	2,233	90,012
Hope Bancorp, Inc.	27,648	403,108
Horizon Bancorp	42,617	765,827
Independent Bank Corp.	1,226	102,126
Independent Bank Group, Inc.	581	42,459
Meta Financial Group, Inc.	5,755	239,235
Metropolitan Bank Holding Corp.*	36,222	2,797,425
NBT Bancorp, Inc.	1,326	49,035
Northeast Bank	91,070	3,443,357
OFG Bancorp	8,118	230,064
Old National Bancorp	10,450	166,155
Orrstown Financial Services, Inc.	58,960	1,449,237
Parke Bancorp, Inc.	98,541	2,433,963
Peoples Financial Services Corp.	19,560	1,033,355
Preferred Bank	1,416	97,010
S&T Bancorp, Inc.	8,702	255,926
Seacoast Banking Corp. of Florida	15,844	542,499
Silvergate Capital Corp., Class A*	2,264	177,724
Simmons First National Corp., Class A	4,453	114,487
Southside Bancshares, Inc.	4,513	182,009
SVB Financial Group*	807	394,276
Tompkins Financial Corp.	1,660	126,509
Triumph Bancorp, Inc.*	3,466	252,117
TrustCo Bank Corp. NY	1,864	60,039
UMB Financial Corp.	3,164	292,195
United Community Banks, Inc.	12,730	400,104
Unity Bancorp, Inc.	71,870	2,084,230
USCB Financial Holdings, Inc.*	92,690	1,200,335
Veritex Holdings, Inc.	11,815	407,145
Walker & Dunlop, Inc.	1,239	131,718
West Bancorporation, Inc.	78,010	1,985,354
Westamerica Bancorp	2,361	142,156
		40,902,683
Beverages — 1.1%
Celsius Holdings, Inc.*	13,514	906,654
Coca-Cola Consolidated, Inc.	279	157,627
Duckhorn Portfolio Inc., (The)*	60,881	1,196,312
MGP Ingredients, Inc.	18,124	1,755,491
National Beverage Corp.	1,024	50,821
Vita Coco Co Inc., (The)*	51,090	626,363
		4,693,268
Biotechnology — 3.4%
Akero Therapeutics, Inc.*	4,302	37,169
Allogene Therapeutics, Inc.*	37,091	294,132
ALX Oncology Holdings, Inc.*	19,234	147,525
Anavex Life Sciences Corp.*	18,361	167,269
ANI Pharmaceuticals, Inc.*	2,530	76,532
Apellis Pharmaceuticals, Inc.*	29,413	1,219,169
Athira Pharma, Inc.*	4,386	39,825
Avid Bioservices, Inc.*	56,603	756,782
Biohaven Pharmaceutical Holding Co., Ltd.*	1,709	245,635
Biomea Fusion, Inc.*	26,755	146,885
C4 Therapeutics, Inc.*	34,875	253,192
Celldex Therapeutics, Inc.*	11,327	266,411
CinCor Pharma, Inc.*	26,586	413,678
Crinetics Pharmaceuticals, Inc.*	95,979	1,607,648
Day One Biopharmaceuticals, Inc., Class I*	26,507	164,874
DICE Therapeutics, Inc.*	39,387	541,571
Elevation Oncology, Inc.*	19,755	44,646
Emergent BioSolutions, Inc.*	3,096	102,044
Generation Bio Co.*	7,130	40,071
Imago Biosciences, Inc.*	23,322	376,884
Immunocore Holdings PLC, ADR*	5,859	166,103
Innoviva, Inc.*	3,030	45,965
Intra-Cellular Therapies, Inc.*	5,562	319,259
iTeos Therapeutics, Inc.*	1,691	29,592
IVERIC bio, Inc.*	89,717	936,645
Ligand Pharmaceuticals, Inc.*	978	86,954
MaxCyte, Inc.*	65,529	302,089
MeiraGTx Holdings Plc*	4,386	36,799
NeoGenomics, Inc.*	4,776	40,214
NGM Biopharmaceuticals, Inc.*	3,616	50,045
Nuvalent, Inc., Class A*	39,625	351,077
Praxis Precision Medicines, Inc., Class I*	5,572	46,248
Relay Therapeutics, Inc.*	64,075	1,043,141
Seer, Inc.*	18,825	167,166
SpringWorks Therapeutics, Inc.*	22,357	423,442
Tarsus Pharmaceuticals, Inc.*	1,883	25,891
Theravance Biopharma, Inc.*	6,387	56,078
TransMedics Group, Inc.*	26,956	786,307
Ventyx Biosciences, Inc.*	42,085	736,908
Vericel Corp.*	1,584	43,006
Vir Biotechnology, Inc.*	4,966	128,172
Xenon Pharmaceuticals, Inc.*	75,021	1,976,803
		14,739,846
Building Materials — 1.0%
AAON, Inc.	2,783	149,113
American Woodmark Corp.*	1,043	54,320
Apogee Enterprises, Inc.	7,722	321,235
Armstrong World Industries, Inc.	18,178	1,517,863
AZEK Co., Inc., (The)*	8,158	171,889
Boise Cascade Co.	3,571	276,110
Gibraltar Industries, Inc.*	4,141	172,928
PGT Innovations, Inc.*	6,101	122,630
Simpson Manufacturing Co., Inc.	2,069	224,176
SPX Corp.*	4,521	227,542
Summit Materials, Inc., Class A*	18,001	491,607
UFP Industries, Inc.	8,103	625,552
		4,354,965
Chemicals — 1.5%
AdvanSix, Inc.	17,431	807,578
Axalta Coating Systems Ltd.*	49,851	1,353,953
Balchem Corp.	1,142	142,099
Chemours Co., (The)	9,276	399,703
Codexis, Inc.*	49,680	530,582
GCP Applied Technologies, Inc.*	3,880	120,746
Innospec, Inc.	1,121	114,376
Intrepid Potash, Inc.*	17,491	1,152,132
Koppers Holdings, Inc.	7,974	216,095
Rogers Corp.*	1,868	495,730
Schweitzer-Mauduit International, Inc.	3,831	103,897
Stepan Co.	2,701	302,809
Trinseo PLC	12,949	612,358
		6,352,058
Coal — 0.1%
SunCoke Energy, Inc.	7,877	63,725
Warrior Met Coal, Inc.	9,551	321,105
		384,830
Commercial Services — 6.9%
Acacia Research Corp.*	317,600	1,518,128
AirSculpt Technologies, Inc.*	87,378	770,674
Alight, Inc., Class A*	112,003	913,944
AMN Healthcare Services, Inc.*	3,294	319,189
ARC Document Solutions, Inc.	593,120	1,773,429
Arlo Technologies, Inc.*	8,822	62,460
ASGN, Inc.*	2,386	227,219
Barrett Business Services, Inc.	47,363	3,545,594
BGSF, Inc.	168,180	2,140,931
Brink's Co., (The)	4,054	246,605
Cass Information Systems, Inc.	1,352	46,130
CoreCivic, Inc.*	163,126	2,099,432
CorVel Corp.*	512	76,370
CRA International, Inc.	26,430	2,265,844
Cross Country Healthcare, Inc.*	79,371	1,400,898
European Wax Center, Inc.	72,697	1,926,470
Forrester Research, Inc.*	2,017	105,550
FTI Consulting, Inc.*	1,956	328,608
Green Dot Corp., Class A*	4,948	142,700
Hackett Group, Inc., (The)	4,186	85,771
HealthEquity, Inc.*	7,333	458,899
Heidrick & Struggles International, Inc.	2,031	70,191
I3 Verticals, Inc., Class A*	29,991	699,390
Insperity, Inc.	2,292	229,360
Kelly Services, Inc., Class A	40,500	808,380
Landec Corp.*	134,238	1,275,261
MarketAxess Holdings, Inc.	1,203	338,861
Medifast, Inc.	1,970	328,497
Mister Car Wash, Inc.*	24,653	299,287
Perdoceo Education Corp.*	4,037	44,044
Performant Financial Corp.*	95,690	232,527
Progyny, Inc.*	9,732	307,629
Rent-A-Center, Inc.	3,409	93,884
Resources Connection, Inc.	5,457	100,791
Shift4 Payments, Inc., Class A*	9,034	412,402
SP Plus Corp.*	41,737	1,333,915
Strategic Education, Inc.	1,581	104,061
Stride, Inc.*	27,567	1,078,145
TechTarget, Inc.*	5,544	394,123
Viad Corp.*	26,198	789,084
WillScot Mobile Mini Holdings Corp., Class A*	17,183	613,949
		30,008,626
Computers — 2.8%
3D Systems Corp.*	9,382	101,419
CACI International, Inc., Class A*	1,145	321,024
Computer Services, Inc.	21,090	864,690
DXC Technology Co.*	33,125	1,166,663
Endava PLC, SP ADR*	9,151	923,244
ExlService Holdings, Inc.*	1,497	212,859
Grid Dynamics Holdings, Inc.*	21,524	387,647
Insight Enterprises, Inc.*	2,176	215,032
KnowBe4, Inc.*	18,106	321,925
MAXIMUS, Inc.	6,664	432,427
NCR Corp.*	56,735	1,968,137
One Stop Systems, Inc.*	182,788	771,365
Quantum Corp.*	441,210	842,711
Rimini Street, Inc.*	334,870	2,069,497
Science Applications International Corp.	1,681	145,507
Tenable Holdings, Inc.*	7,686	386,606
TTEC Holdings, Inc.	3,501	236,108
WNS Holdings, Ltd., ADR*	7,434	540,972
		11,907,833
Cosmetics/Personal Care — 0.6%
Beauty Health Co., (The)*	78,298	1,117,313
Edgewell Personal Care Co.	2,833	103,121
elf Beauty, Inc.*	26,952	717,462
Inter Parfums, Inc.	10,777	795,343
		2,733,239
Distribution/Wholesale — 1.3%
G-III Apparel Group Ltd.*	19,012	476,441
H&E Equipment Services, Inc.	19,260	686,619
Manitex International, Inc.*	315,430	2,173,313
Pool Corp.	2,106	839,494
Resideo Technologies, Inc.*	6,012	142,004
ScanSource, Inc.*	1,906	73,838
Univar Solutions, Inc.*	31,518	968,233
Veritiv Corp.*	321	46,657
WESCO International, Inc.*	371	46,590
		5,453,189
Diversified Financial Services — 1.4%
Encore Capital Group, Inc.*	3,458	211,318
Enova International, Inc.*	3,612	114,067
Houlihan Lokey, Inc.	5,496	472,326
Interactive Brokers Group, Inc., Class A	3,063	188,497
International Money Express, Inc.*	45,263	933,323
Silvercrest Asset Management Group, Inc., Class A	112,586	2,346,292
Sunlight Financial Holdings, Inc.*	259,030	1,199,309
Virtus Investment Partners, Inc.	807	155,477
World Acceptance Corp.*	2,155	319,091
		5,939,700
Electric — 0.1%
MGE Energy, Inc.	1,869	148,343
Unitil Corp.	6,637	383,685
		532,028
Electrical Components & Equipment — 0.1%
Encore Wire Corp.	1,278	159,775
Littelfuse, Inc.	1,079	291,546
		451,321
Electronics — 2.2%
Atkore International Group, Inc.*	12,498	1,361,282
Brady Corp., Class A	2,928	142,037
Coherent, Inc.*	1,014	274,753
Comtech Telecommunications Corp.	117,670	1,472,052
CTS Corp.	1,982	80,608
FARO Technologies, Inc.*	3,979	128,203
II-VI, Inc.*	3,812	238,250
Itron, Inc.*	11,150	575,452
Ituran Location and Control Ltd.	27,351	685,416
Kimball Electronics, Inc.*	121,540	2,310,475
OSI Systems, Inc.*	1,136	95,333
Plexus Corp.*	2,641	223,957
Sanmina Corp.*	6,648	291,781
Stoneridge, Inc.*	2,669	55,195
SYNNEX Corp.	830	86,196
TTM Technologies, Inc.*	8,548	122,151
Vontier Corp.	43,874	1,176,701
		9,319,842
Energy-Alternate Sources — 0.5%
Fluence Energy, Inc.*	21,458	210,288
Green Plains, Inc.*	33,237	1,082,861
Infrastructure and Energy Alternatives, Inc.*	22,530	183,169
Renewable Energy Group, Inc.*	4,229	259,280
REX American Resources Corp.*	840	72,988
SolarEdge Technologies, Inc.*	1,052	286,975
		2,095,561
Engineering & Construction — 2.4%
Bowman Consulting Group Ltd.*	105,740	1,618,879
Comfort Systems USA, Inc.	23,927	2,146,730
Dycom Industries, Inc.*	7,347	684,079
EMCOR Group, Inc.	4,741	500,792
Exponent, Inc.	6,285	568,101
Latham Group, Inc.*	19,534	185,768
Mistras Group, Inc.*	85,610	495,682
MYR Group, Inc.*	5,139	470,784
NV5 Global, Inc.*	10,106	1,244,857
Sterling Construction Co., Inc.*	79,550	1,957,726
TopBuild Corp.*	2,707	533,983
		10,407,381
Entertainment — 0.9%
Cinemark Holdings, Inc.*	4,207	71,435
Everi Holdings, Inc.*	93,113	1,666,723
Golden Entertainment, Inc.*	24,318	1,149,755
Monarch Casino & Resort, Inc.*	13,031	884,153
Scientific Games Corp.*	6,167	325,618
		4,097,684
Environmental Control — 0.7%
Energy Recovery, Inc.*	36,846	744,658
Harsco Corp.*	20,178	167,477
Montrose Environmental Group, Inc.*	41,385	1,676,506
Tetra Tech, Inc.	3,198	431,634
		3,020,275
Food — 1.9%
B&G Foods, Inc.	10,026	226,688
Chefs' Warehouse, Inc. (The)*	32,959	1,177,625
Grocery Outlet Holding Corp.*	8,788	336,141
Hostess Brands, Inc.*	31,116	661,215
Ingles Markets, Inc., Class A	14,569	1,297,515
J&J Snack Foods Corp.	578	74,111
John B Sanfilippo & Son, Inc.	2,468	188,506
Real Good Food Co Inc., (The)*	49,685	334,877
Sanderson Farms, Inc.	1,371	273,514
SpartanNash Co.	7,719	265,611
SunOpta, Inc.*	95,915	746,219
United Natural Foods, Inc.*	8,258	350,222
Weis Markets, Inc.	1,995	146,672
Whole Earth Brands, Inc.*	319,980	2,188,663
		8,267,579
Food Service — 0.3%
Healthcare Services Group, Inc.	4,407	75,668
Sovos Brands, Inc.*	87,772	1,239,341
		1,315,009
Forest Products & Paper — 0.0%
Clearwater Paper Corp., Class A*	2,737	94,016
Mercer International, Inc.	7,834	115,708
		209,724
Gas — 0.4%
Chesapeake Utilities Corp.	1,307	174,576
Northwest Natural Holding, Co.	5,018	272,427
South Jersey Industries, Inc.	6,472	225,549
Southwest Gas Holdings, Inc.	10,474	975,444
		1,647,996
Hand/Machine Tools — 0.5%
Franklin Electric Co., Inc.	1,896	139,773
Hurco Cos., Inc.	50,160	1,355,825
MSA Safety, Inc.	3,758	479,107
		1,974,705
Healthcare-Products — 3.7%
ABIOMED, Inc.*	1,453	383,156
Adaptive Biotechnologies Corp.*	16,008	125,183
Alphatec Holdings, Inc.*	121,119	930,194
AngioDynamics, Inc.*	2,144	42,087
Atrion Corp.	175	110,038
Avanos Medical, Inc.*	3,150	90,374
BioLife Solutions, Inc.*	13,153	180,459
Cardiovascular Systems, Inc.*	5,433	88,341
Cerus Corp.*	87,644	433,838
CryoLife, Inc.*	3,899	76,264
Cutera, Inc.*	17,338	780,037
Establishment Labs Holdings, Inc.*	7,908	487,924
Haemonetics Corp.*	21,847	1,382,041
ICU Medical, Inc.*	578	104,988
Inari Medical, Inc.*	4,970	327,026
Inogen, Inc.*	3,324	85,360
Inspire Medical Systems, Inc.*	4,650	822,260
Integra LifeSciences Holdings Corp.*	3,088	193,432
Lantheus Holdings, Inc.*	26,166	1,792,894
Masimo Corp.*	2,530	355,288
Meridian Bioscience, Inc.*	2,767	76,093
Merit Medical Systems, Inc.*	3,088	189,572
Natus Medical, Inc.*	3,559	116,700
Neogen Corp.*	4,620	122,245
NuVasive, Inc.*	789	45,296
Omnicell, Inc.*	5,377	597,707
Orthofix Medical, Inc.*	5,755	158,205
Patterson Cos., Inc.	32,899	1,039,279
PROCEPT BioRobotics Corp.*	31,410	1,228,759
Repligen Corp.*	4,162	684,524
SeaSpine Holdings Corp.*	57,641	476,691
SI-BONE, Inc.*	29,016	433,789
Treace Medical Concepts, Inc.*	29,506	492,455
Varex Imaging Corp.*	7,739	178,307
West Pharmaceutical Services, Inc.	2,836	880,238
		15,511,044
Healthcare-Services — 1.1%
Amedisys, Inc.*	2,182	252,916
Chemed Corp.	621	300,812
Ensign Group, Inc., (The)	2,070	168,022
Fulgent Genetics, Inc.*	791	43,118
Inotiv, Inc.*	13,739	210,207
LHC Group, Inc.*	2,720	453,315
MEDNAX, Inc.*	50,031	966,599
ModivCare, Inc.*	2,212	211,091
National HealthCare Corp.	713	50,117
Pennant Group Inc., (The)*	1,733	33,152
RadNet, Inc.*	44,746	918,635
Surgery Partners, Inc.*	9,272	363,462
Thorne HealthTech, Inc.*	69,183	407,488
Tivity Health, Inc.*	2,357	76,367
US Physical Therapy, Inc.	1,758	197,933
		4,653,234
Home Builders — 0.7%
Century Communities, Inc.	9,495	516,243
Installed Building Products, Inc.	3,100	296,174
LCI Industries	2,012	240,474
LGI Homes, Inc.*	2,657	260,359
M/I Homes, Inc.*	5,874	274,610
MDC Holdings, Inc.	4,389	167,572
Skyline Corp.*	19,889	1,056,703
Winnebago Industries, Inc.	5,231	258,673
		3,070,808
Home Furnishings — 0.9%
Arhaus, Inc.*	41,294	239,092
Hamilton Beach Brand, Class A	128,300	1,324,056
iRobot Corp.*	968	46,067
Lovesac Co., (The)*	9,614	334,856
Sleep Number Corp.*	13,940	640,264
Universal Electronics, Inc.*	51,450	1,378,860
		3,963,195
Household Products/Wares — 0.1%
Central Garden & Pet Co.*	1,283	57,966
Quanex Building Products Corp.	1,957	39,805
WD-40 Co.	995	187,846
		285,617
Housewares — 0.5%
Lifetime Brands, Inc.	159,273	1,817,305
Tupperware Brands Corp.*	20,372	135,066
		1,952,371
Insurance — 2.6%
American Equity Investment Life Holding Co.	54,876	2,209,308
Axis Capital Holdings Ltd.	28,437	1,665,555
BRP Group, Inc., Class A*	24,414	615,721
Employers Holdings, Inc.	3,627	150,194
Genworth Financial, Inc., Class A*	268,223	1,086,303
HCI Group, Inc.	2,480	168,566
Heritage Insurance Holdings, Inc.	205,400	751,764
Horace Mann Educators Corp.	1,864	75,417
James River Group Holdings Ltd.	17,313	442,347
NMI Holdings, Inc., Class A*	9,565	178,005
Palomar Holdings, Inc.*	11,602	721,064
RLI Corp.	1,478	179,015
Safety Insurance Group, Inc.	1,668	154,891
Selective Insurance Group, Inc.	3,866	306,574
Stewart Information Services Corp.	2,200	122,078
United Fire Group, Inc.	2,567	83,196
Universal Insurance Holdings, Inc.	6,184	79,774
White Mountains Insurance Group Ltd.	1,784	2,220,830
		11,210,602
Internet — 1.4%
ChannelAdvisor Corp.*	38,897	530,944
DHI Group, Inc.*	69,190	464,265
ePlus, Inc.*	26,376	1,496,574
Eventbrite, Inc., Class A*	34,232	401,541
HealthStream, Inc.*	7,174	146,134
Liquidity Services, Inc.*	39,024	529,166
Magnite, Inc.*	35,189	386,727
OptimizeRx Corp.*	21,927	560,893
Perion Network Ltd.*	37,450	735,518
Yelp, Inc.*	31,074	913,886
		6,165,648
Investment Companies — 0.3%
Cannae Holdings, Inc.*	69,782	$1,414,481
Iron/Steel — 0.8%
Allegheny Technologies, Inc.*	64,185	1,765,088
Carpenter Technology Corp.	44,600	1,571,258
		3,336,346
Leisure Time — 0.7%
Callaway Golf Co.*	4,678	101,559
Lindblad Expeditions Holdings, Inc.*	59,866	859,676
Vista Outdoor, Inc.*	14,337	552,548
Xponential Fitness, Inc., Class A*	75,743	1,430,028
		2,943,811
Lodging — 0.6%
Boyd Gaming Corp.	4,776	280,686
Full House Resorts, Inc.*	85,065	598,858
Playa Hotels & Resorts NV*	211,757	1,829,580
		2,709,124
Machinery-Construction & Mining — 0.2%
Argan, Inc.	26,500	1,059,735
Machinery-Diversified — 1.4%
Albany International Corp., Class A	1,126	95,034
Applied Industrial Technologies, Inc.	1,045	108,063
Chart Industries, Inc.*	5,742	1,009,903
CIRCOR International, Inc.*	759	14,755
Enovis Corp.*	4,890	324,403
Esab Corp.*	7,190	359,500
GrafTech International Ltd.	42,659	370,280
Kornit Digital Ltd.*	5,340	224,120
Lindsay Corp.	2,936	369,936
NN, Inc.*	175,910	492,548
Ranpak Holdings Corp.*	27,422	341,678
Tennant Co.	2,414	150,247
Toro Co., (The)	5,348	441,157
Twin Disc, Inc.*	183,595	1,835,950
		6,137,574
Media — 0.1%
EW Scripps Co., (The), Class A*	6,465	102,599
Scholastic Corp.	3,196	119,946
		222,545
Metal Fabricate/Hardware — 1.6%
AZZ, Inc.	1,964	87,909
Mueller Industries, Inc.	5,975	321,754
Northwest Pipe Co.*	103,910	3,471,633
Standex International Corp.	1,485	138,253
Strattec Security Corp.*	39,820	1,389,718
TimkenSteel Corp.*	50,105	1,157,426
Xometry, Inc., Class A*	9,625	327,346
		6,894,039
Mining — 0.5%
Astec Industries, Inc.	3,361	157,194
Century Aluminum Co.*	18,637	219,917
Energy Fuels Inc.*	123,165	789,488
Kaiser Aluminum Corp.	3,076	314,275
Uranium Energy Corp.*	194,947	744,697
		2,225,571
Miscellaneous Manufacturing — 0.6%
Axon Enterprise, Inc.*	5,340	541,262
EnPro Industries, Inc.	4,961	475,065
ESCO Technologies, Inc.	1,920	126,355
Fabrinet*	7,774	675,327
John Bean Technologies Corp.	2,493	303,523
Materion Corp.	2,877	235,857
Myers Industries, Inc.	2,441	58,096
Sturm Ruger & Co., Inc.	2,066	140,261
		2,555,746
Office Furnishings — 0.0%
Interface, Inc.	5,954	85,678
Office/Business Equipment — 0.0%
Pitney Bowes, Inc.	13,705	64,139
Oil & Gas — 4.5%
Centennial Resource Development Inc., Class A*	120,231	954,634
Civitas Resources, Inc.	26,167	1,997,851
Evolution Petroleum Corp.	53,143	389,538
Helmerich & Payne, Inc.	4,567	229,948
HF Sinclair Corp.	19,979	980,969
Matador Resources Co.	47,682	2,903,834
Patterson-UTI Energy, Inc.	155,340	2,963,887
PBF Energy, Inc., Class A*	5,245	174,134
PDC Energy, Inc.	21,646	1,713,064
Penn Virginia Corp.*	44,631	1,910,653
Range Resources Corp., Class A*	29,237	992,596
SM Energy Co.	25,184	1,215,632
Southwestern Energy Co.*	112,602	1,026,930
Talos Energy, Inc.*	23,929	516,866
Tellurian, Inc.*	167,880	800,788
Vertex Energy, Inc.*	51,842	725,270
		19,496,594
Oil & Gas Services — 1.9%
Bristow Group, Inc.*	2,104	66,886
Core Laboratories NV	9,482	267,203
DMC Global, Inc.*	44,060	1,219,140
Dril-Quip, Inc.*	2,609	82,027
Helix Energy Solutions Group, Inc.*	41,891	194,374
MRC Global, Inc.*	7,000	78,330
Nabors Industries Ltd.*	4,451	742,293
Natural Gas Services Group, Inc.*	181,610	2,587,943
NexTier Oilfield Solutions, Inc., Class I*	72,224	787,242
NOW, Inc.*	14,472	159,771
Oceaneering International, Inc.*	48,849	621,359
Oil States International, Inc.*	10,026	77,601
Profire Energy, Inc.*	559,280	743,842
Select Energy Services, Inc., Class A*	8,411	71,241
US Silica Holdings, Inc.*	31,361	554,463
		8,253,715
Packaging & Containers — 0.4%
Karat Packaging, Inc.*	40,640	797,763
Matthews International Corp., Class A	5,499	177,948
O-I Glass, Inc.*	6,528	107,385
TriMas Corp.	29,639	835,227
		1,918,323
Pharmaceuticals — 2.1%
Aerie Pharmaceuticals, Inc.*	8,215	42,554
Alector, Inc.*	13,353	118,307
Amphastar Pharmaceuticals, Inc.*	6,771	251,475
Anika Therapeutics, Inc.*	1,095	23,805
Centessa Pharmaceuticals PLC, SP ADR*	32,478	146,151
Corcept Therapeutics, Inc.*	5,448	113,536
Cytokinetics, Inc.*	53,911	2,151,049
Enanta Pharmaceuticals, Inc.*	4,093	163,433
Heska Corp.*	770	76,838
MERUS NV*	46,885	870,186
Morphic Holding, Inc.*	8,218	192,630
Option Care Health, Inc.*	11,403	346,195
Owens & Minor, Inc.	7,220	251,834
Pacira BioSciences, Inc.*	896	56,672
PetIQ, Inc.*	33,499	574,843
Premier, Inc., Class A	59,941	2,242,393
Prestige Brands Holdings, Inc.*	4,300	240,026
Relmada Therapeutics, Inc.*	2,558	48,065
Supernus Pharmaceuticals, Inc.*	3,439	95,845
USANA Health Sciences, Inc.*	2,579	181,381
Vanda Pharmaceuticals, Inc.*	8,822	86,720
Vaxcyte, Inc.*	26,135	626,979
		8,900,917
Pipelines — 0.3%
Golar LNG Ltd.*	53,707	1,360,398
Real Estate — 0.7%
Marcus & Millichap, Inc.	8,548	357,990
McGrath RentCorp	26,891	2,210,709
Newmark Group, Inc., Class A	29,808	329,975
Realogy Holdings Corp.*	7,502	92,875
RMR Group, Inc. (The), Class A	351	10,537
		3,002,086
REITS — 3.6%
Agree Realty Corp.	1,641	114,164
Alexander & Baldwin, Inc.	7,110	145,044
Alexander's, Inc.	867	210,031
Alpine Income Property Trust, Inc.	122,664	2,324,483
American Assets Trust, Inc.	1,348	45,967
Apollo Commercial Real Estate Finance, Inc.	44,054	560,807
CareTrust REIT, Inc.	3,664	67,894
CatchMark Timber Trust, Inc., Class A	6,357	74,949
Centerspace	1,467	121,732
Chatham Lodging Trust*	21,374	272,305
City Office REIT, Inc.	3,905	54,436
Community Healthcare Trust, Inc., Class I	2,769	104,336
CTO Realty Growth, Inc.	2,062	135,865
DiamondRock Hospitality Co.*	13,130	135,108
EastGroup Properties, Inc.	2,590	418,414
Farmland Partners, Inc.	4,288	64,406
Four Corners Property Trust, Inc.	6,148	169,500
Franklin Street Properties Corp.	22,931	103,648
Getty Realty Corp.	5,173	144,534
Global Medical REIT, Inc.	138,920	1,805,960
Great Ajax Corp.	201,011	2,120,666
Healthcare Realty Trust, Inc.	2,820	81,977
Industrial Logistics Properties Trust	8,129	124,048
Kite Realty Group Trust	7,450	156,152
KKR Real Estate Finance Trust, Inc.	9,611	196,257
Lexington Realty Trust	12,112	140,015
LTC Properties, Inc.	5,085	196,993
Mack-Cali Realty Corp.*	4,857	78,149
Medical Properties Trust, Inc.	5,867	109,009
National Health Investors, Inc.	1,656	97,952
New York Mortgage Trust, Inc.	183,589	556,275
NexPoint Residential Trust, Inc.	8,689	638,468
One Liberty Properties, Inc.	1,957	53,680
PennyMac Mortgage Investment Trust	24,404	394,857
PS Business Parks, Inc.	1,242	233,036
Ready Capital Corp.	6,588	96,712
Redwood Trust, Inc.	77,920	794,784
Retail Opportunity Investments Corp.	28,261	510,676
RPT Realty	3,722	45,297
Saul Centers, Inc.	5,327	261,343
SITE Centers Corp.	6,795	106,817
Tanger Factory Outlet Centers, Inc.	33,410	585,009
Uniti Group, Inc.	14,802	167,855
Universal Health Realty Income Trust	6,227	334,203
Urstadt Biddle Properties, Inc., Class A	12,234	215,318
Washington Real Estate Investment Trust	6,312	153,318
Whitestone REIT	11,318	139,098
		15,661,547
Retail — 5.3%
Asbury Automotive Group, Inc.*	3,405	616,816
Aspen Aerogels, Inc.*	25,519	447,093
Big Lots, Inc.	7,174	175,691
BJ's Restaurants, Inc.*	7,047	185,125
BJ's Wholesale Club Holdings, Inc.*	41,770	2,417,230
Bloomin' Brands, Inc.	20,453	431,763
Boot Barn Holdings, Inc.*	14,323	1,155,866
Buckle, Inc., (The)	2,951	96,970
Build-A-Bear Workshop, Inc.	142,460	2,904,759
Caleres, Inc.	18,182	517,460
Casey's General Stores, Inc.	1,888	395,611
Dave & Buster's Entertainment, Inc.*	22,883	867,037
Designer Brands, Inc., Class A	46,302	719,070
Destination XL Group, Inc.*	390,700	1,828,476
DineEquity, Inc.	1,134	83,338
El Pollo Loco Holdings, Inc.*	9,027	93,520
FirstCash Holdings, Inc.	2,930	218,724
Five Below, Inc.*	3,696	482,661
Freshpet, Inc.*	5,555	399,793
GMS, Inc.*	16,779	835,762
Group 1 Automotive, Inc.	2,270	407,669
Guess?, Inc.	12,246	255,451
Hibbett Sports, Inc.	1,413	71,710
Kura Sushi USA, Inc., Class A*	18,824	709,476
Lithia Motors, Inc., Class A	382	116,307
MSC Industrial Direct Co., Inc., Class A	6,984	593,151
Murphy USA, Inc.	8,479	2,112,288
Ollie's Bargain Outlet Holdings, Inc.*	3,631	170,548
Papa John's International, Inc.	5,306	466,981
PC Connection, Inc.	1,146	51,238
PetMed Express, Inc.	1,863	41,042
PriceSmart, Inc.	1,079	84,842
RH*	2,399	695,902
Shake Shack, Inc., Class A*	8,184	398,152
Shoe Carnival, Inc.	6,304	171,847
Signet Jewelers Ltd.	5,100	303,960
Texas Roadhouse, Inc.	7,077	551,794
Wingstop, Inc.	4,674	372,331
World Fuel Services Corp.	19,749	489,578
Zumiez, Inc.*	3,678	120,675
		23,057,707
Savings & Loans — 1.5%
Axos Financial, Inc.*	3,461	133,768
Banc of California, Inc.	5,748	110,592
Berkshire Hills Bancorp, Inc.	18,052	471,338
Brookline Bancorp, Inc.	4,158	58,919
Eagle Bancorp Montana, Inc.	73,010	1,438,297
FS Bancorp, Inc.	66,364	2,007,511
Northfield Bancorp, Inc.	4,651	61,812
Northwest Bancshares, Inc.	5,826	75,097
Pacific Premier Bancorp, Inc.	8,033	261,554
Provident Financial Services, Inc.	10,750	247,142
Riverview Bancorp, Inc.	239,710	1,632,425
		6,498,455
Semiconductors — 4.6%
Advanced Energy Industries, Inc.	2,466	200,880
Allegro MicroSystems, Inc.*	17,948	462,161
Amtech Systems, Inc.*	248,810	2,241,778
Axcelis Technologies, Inc.*	15,656	971,611
AXT, Inc.*	302,522	1,769,754
Bloom Energy Corp., Class A*	10,124	177,372
Brooks Automation, Inc.	5,578	427,498
Cirrus Logic, Inc.*	3,525	287,429
CMC Materials, Inc.	1,581	279,742
FormFactor, Inc.*	17,572	721,506
Impinj, Inc.*	11,709	548,098
inTEST Corp.*	237,130	1,778,475
Kulicke & Soffa Industries, Inc.	6,419	347,717
Lattice Semiconductor Corp.*	6,797	353,580
MKS Instruments, Inc.	1,371	169,319
Monolithic Power Systems, Inc.	1,952	879,161
Onto Innovation, Inc.*	7,705	619,328
Photronics, Inc.*	181,685	3,949,832
Power Integrations, Inc.	9,562	806,842
Semtech Corp.*	9,320	597,319
Silicon Laboratories, Inc.*	2,249	335,461
Silicon Motion Technology Corp., ADR	10,974	991,062
SMART Global Holdings, Inc.*	36,130	890,605
Veeco Instruments, Inc.*	3,472	74,405
		19,880,935
Software — 3.4%
ACI Worldwide, Inc.*	46,120	1,228,637
Alteryx, Inc., Class A*	5,421	301,679
Apollo Medical Holdings, Inc.*	965	36,226
Asure Software, Inc.*	277,722	1,649,669
BigCommerce Holdings, Inc.*	28,493	527,975
Blackbaud, Inc.*	799	50,856
Blackline, Inc.*	5,880	430,534
BM Technologies, Inc.*	212,830	1,402,550
Cardlytics, Inc.*	5,702	147,739
Cerence, Inc.*	1,530	48,593
Cogent Communications Holdings, Inc.	1,297	78,326
Computer Programs & Systems, Inc.*	38,681	1,233,537
Concentrix Corp.	830	128,559
CSG Systems International, Inc.	2,981	185,388
Docebo, Inc.*	24,639	848,567
DoubleVerify Holdings, Inc.*	16,916	376,381
Ebix, Inc.	5,151	150,152
Expensify, Inc., Class A*	20,737	438,380
Five9, Inc.*	3,259	315,178
HireRight Holdings Corp.*	46,414	684,606
Jamf Holding Corp.*	13,968	359,536
JFrog Ltd.*	18,556	346,069
LivePerson, Inc.*	9,192	154,242
ManTech International Corp., Class A	2,301	220,091
Pagerduty, Inc.*	11,627	286,606
Phreesia, Inc.*	11,272	204,474
Progress Software Corp.	5,306	256,333
Simulations Plus, Inc.	967	45,913
Smith Micro Software, Inc.*	610,110	1,604,589
Sophia Genetics SA*	18,956	79,615
Sprout Social, Inc., Class A*	3,554	181,005
Take-Two Interactive Software, Inc.*	3,504	436,353
Zovio, Inc.*	220,653	174,470
		14,612,828
Telecommunications — 1.4%
ADTRAN, Inc.	2,595	48,086
Aviat Networks, Inc.*	21,566	632,315
Calix, Inc.*	12,757	471,244
Clearfield, Inc.*	23,036	1,423,625
Extreme Networks, Inc.*	39,999	396,790
Gogo, Inc.*	2,451	49,657
IDT Corp., Class B*	3,111	85,739
Iridium Communications, Inc.*	9,628	357,295
Liberty Latin America Ltd., Class C*	69,775	663,560
NetGear, Inc.*	2,616	49,835
Plantronics, Inc.*	3,217	127,007
Shenandoah Telecommunications Co.	6,056	139,046
Sierra Wireless, Inc.*	49,590	1,100,402
Telephone & Data Systems, Inc.	5,599	99,270
Viavi Solutions, Inc.*	23,640	342,071
Vonage Holdings Corp.*	8,516	164,955
		6,150,897
Textiles — 0.4%
UniFirst Corp.	11,557	1,888,876
Transportation — 2.7%
Air Transport Services Group, Inc.*	153,200	4,629,704
ArcBest Corp.	7,779	588,326
Atlas Air Worldwide Holdings, Inc.*	4,829	336,629
CryoPort, Inc.*	4,273	108,748
Eagle Bulk Shipping, Inc.	7,768	569,084
Forward Air Corp.	7,023	654,473
Greenbrier Cos., Inc., (The)	19,871	826,832
Knight-Swift Transportation Holdings, Inc., Class A	1,873	91,103
Marten Transport Ltd.	7,327	128,662
PAM Transportation Services, Inc.*	36,676	1,021,427
Saia, Inc.*	4,875	963,251
Scorpio Tankers, Inc.	4,242	140,198
Star Bulk Carriers Corp.	39,092	1,279,090
Wabash National Corp.	34,945	536,406
		11,873,933
Water — 0.1%
American States Water Co.	1,758	139,322
California Water Service Group	1,969	105,676
York Water Co., (The)	2,246	92,041
		337,039
TOTAL COMMON STOCKS
(Cost $322,866,556)		405,957,815
RIGHTS - %
Computers — 0.0%
EVERCEL INC CVR*	350,100	–
TOTAL RIGHTS
(Cost $–)		–
WARRANTS - 0.0%
Other Financial Investment Activities — 0.0%
EQRx, Inc. *	16,581	16,913
TOTAL WARRANTS
(Cost $28,553)		16,913
SHORT-TERM INVESTMENTS - 6.0%
U.S. Bank Money Market Deposit Account, 0.01%(a)	25,739,262	25,739,262
TOTAL SHORT-TERM INVESTMENTS
(Cost $25,739,262)		25,739,262
TOTAL INVESTMENTS - 100.0%
(Cost $348,634,371)		431,713,990
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%		143,767
NET ASSETS - 100.0%		$431,857,757

*	Non-income producing security
(a)	The rate shown is as of May 31, 2022.
ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SP ADR	Sponsored ADR

The accompanying notes are an integral part of the portfolio of investments.

ADARA SMALLER COMPANIES FUND
NOTES TO PORTFOLIO OF INVESTMENTS
May 31, 2022 (UNAUDITED)

PORTFOLIO VALUATION – The Fund's net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Investments in Exchange-Traded Funds ("ETFs") are valued at their last reported sale price. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies, if any, are valued based on the NAV of those investment companies (which may use fair value pricing as disclosed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the RBB Fund, Inc.’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS – The inputs and valuation techniques used to measure the fair value of the Fund's investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.

• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Prices are determined using significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2022, in valuing the Fund's investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2		LEVEL 3
ADARA SMALLER COMPANIES FUND
Common Stocks	$405,957,815	$405,957,815	$-		$-
Rights	-	-	-	**	-
Warrants	16,913	16,913	-		-
Short-Term Investments	25,739,262	25,739,262	-		-
Total Investments*	$431,713,990	$431,713,990	$-		$-

* Please refer to Portfolio of Investments for further details.
** Value equals zero as of the end of the reporting period.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended May 31, 2022, the Fund had no Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.